(28) COST OF ELECTRIC ENERGY (Tables)	12 Months Ended
Dec. 31, 2019
Cost Of Electric Energy [Abstract]
Summary of cost of electric energy

	In GWh			R$ thousand
	2019	2018	2017	2019	2018	2017
Electricity purchased for resale
Itaipu Binacional	11,021	11,117	11,779	2,793,901	2,668,346	2,350,858
PROINFA	1,102	1,111	3,595	397,242	330,638	560,153
Energy purchased through auction in the regulated market, bilateral contracts and spot market	66,283	61,461	62,600	14,199,139	13,969,953	14,269,265
PIS and COFINS credit	-	-	-	(1,483,542)	(1,502,673)	(1,562,779)
Subtotal	78,406	73,689	77,974	15,906,740	15,466,264	15,617,498

Electricity network usage charge
Basic network charges				2,080,667	2,114,720	1,541,629
Transmission from Itaipu				281,185	266,153	159,896
Connection charges				173,593	162,852	122,536
Charges for use of the distribution system				47,828	48,811	39,451
System service charges - ESS, net of transfers from CONER				4,385	(106,002)	(452,978)
Reserve energy charges - EER				122,553	134,824	(303)
PIS and COFINS credit				(245,958)	(249,458)	(126,213)
Subtotal				2,464,254	2,371,901	1,284,020

Total				18,370,994	17,838,165	16,901,518